Investments (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
US Government Agencies Debt Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	$ 8,733	$ 8,734	$ 8,739
Debt Securities, Available-for-sale, Unrealized Gain	462	1,916	454
Debt Securities, Available-for-sale, Unrealized Loss
Debt securities, available for sale, at fair value	9,195	10,650	9,193
Industrial and miscellaneous [Member]
Debt Securities, Available-for-sale, Amortized Cost	15,927	16,926	20,455
Debt Securities, Available-for-sale, Unrealized Gain	916	1,170	861
Debt Securities, Available-for-sale, Unrealized Loss	(321)	(1)
Debt securities, available for sale, at fair value	16,522	18,095	21,316
Commercial mortgage-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	1,972	1,977
Debt Securities, Available-for-sale, Unrealized Gain		3
Debt Securities, Available-for-sale, Unrealized Loss	(16)
Debt securities, available for sale, at fair value	1,956	1,980
Residential Mortgage Backed Securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	1,386	1,674	3,217
Debt Securities, Available-for-sale, Unrealized Gain	54	60	18
Debt Securities, Available-for-sale, Unrealized Loss
Debt securities, available for sale, at fair value	1,440	1,734	3,235
Non-mortgage asset-backed securities [Member]
Debt Securities, Available-for-sale, Amortized Cost	998	998	2,001
Debt Securities, Available-for-sale, Unrealized Gain
Debt Securities, Available-for-sale, Unrealized Loss		(8)
Debt securities, available for sale, at fair value	998	990	2,001
Total bonds and notes [Member]
Debt Securities, Available-for-sale, Amortized Cost	29,016	30,309	34,412
Debt Securities, Available-for-sale, Unrealized Gain	1,432	3,149	1,333
Debt Securities, Available-for-sale, Unrealized Loss	(337)	(9)
Debt securities, available for sale, at fair value	$ 30,111	$ 33,449	$ 35,745